Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Select Large Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Large Cap Value Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 5.9%
Diversified Telecommunication Services 4.0%
Verizon Communications, Inc.	2,582,723	100,235,479
Interactive Media & Services 1.9%
Alphabet, Inc., Class A(a)	529,661	47,701,270
Total Communication Services		147,936,749
Consumer Discretionary 3.3%
Internet & Direct Marketing Retail 0.3%
Qurate Retail, Inc.(a)	3,079,358	6,497,445
Specialty Retail 3.0%
Lowe’s Companies, Inc.	367,254	75,562,511
Total Consumer Discretionary		82,059,956
Consumer Staples 3.1%
Tobacco 3.1%
Philip Morris International, Inc.	789,951	76,862,232
Total Consumer Staples		76,862,232
Energy 9.8%
Energy Equipment & Services 2.9%
TechnipFMC PLC(a)	4,837,440	73,964,457
Oil, Gas & Consumable Fuels 6.9%
Chevron Corp.	295,695	47,538,885
Marathon Petroleum Corp.	479,317	59,243,581
Williams Companies, Inc. (The)	2,150,923	64,742,783
Total		171,525,249
Total Energy		245,489,706
Financials 17.7%
Banks 10.6%
Bank of America Corp.	1,811,122	62,121,485
Citigroup, Inc.	991,644	50,266,434
JPMorgan Chase & Co.	413,441	59,266,767
Wells Fargo & Co.	1,971,791	92,220,665
Total		263,875,351
Capital Markets 2.1%
Morgan Stanley	537,839	51,901,464
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.0%
American International Group, Inc.	994,116	60,750,429
MetLife, Inc.	910,547	65,313,536
Total		126,063,965
Total Financials		441,840,780
Health Care 12.9%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	1,010,660	40,375,867
Health Care Providers & Services 8.8%
Centene Corp.(a)	814,416	55,706,054
Cigna Corp. (The)	318,944	93,163,542
Humana, Inc.	143,121	70,847,758
Total		219,717,354
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	919,091	63,380,516
Total Health Care		323,473,737
Industrials 9.7%
Aerospace & Defense 2.9%
Raytheon Technologies Corp.	721,674	70,789,003
Airlines 2.7%
Southwest Airlines Co.	2,021,489	67,881,601
Machinery 1.6%
Caterpillar, Inc.	169,092	40,505,988
Road & Rail 2.5%
CSX Corp.	1,225,499	37,365,465
Union Pacific Corp.	121,423	25,168,559
Total		62,534,024
Total Industrials		241,710,616
Information Technology 15.0%
Communications Equipment 3.7%
Cisco Systems, Inc.	1,938,403	93,857,473
Electronic Equipment, Instruments & Components 2.9%
Corning, Inc.	2,110,566	71,653,716
2	Columbia Select Large Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	695,999	80,840,284
QUALCOMM, Inc.	547,420	67,622,792
Total		148,463,076
Software 2.5%
Teradata Corp.(a)	1,525,677	62,186,595
Total Information Technology		376,160,860
Materials 10.2%
Chemicals 3.6%
FMC Corp.	703,111	90,806,786
Metals & Mining 6.6%
Barrick Gold Corp.	4,796,333	77,316,888
Freeport-McMoRan, Inc.	2,137,273	87,564,075
Total		164,880,963
Total Materials		255,687,749
Utilities 9.7%
Electric Utilities 7.7%
FirstEnergy Corp.	2,349,227	92,888,435
PG&E Corp.(a)	6,323,424	98,771,883
Total		191,660,318
Independent Power and Renewable Electricity Producers 2.0%
AES Corp. (The)	2,035,782	50,243,100
Total Utilities		241,903,418
Total Common Stocks (Cost $1,816,012,744)		2,433,125,803
Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Consumer Discretionary 0.1%
Internet & Direct Marketing Retail 0.1%
Qurate Retail, Inc.	8.000%	62,780	3,155,323
Total Consumer Discretionary			3,155,323
Total Preferred Stocks (Cost $12,029,855)			3,155,323

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(b),(c)	61,355,412	61,330,870
Total Money Market Funds (Cost $61,316,025)		61,330,870
Total Investments in Securities (Cost: $1,889,358,624)		2,497,611,996
Other Assets & Liabilities, Net		3,742,179
Net Assets		2,501,354,175

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	68,145,830	340,165,561	(346,995,366)	14,845	61,330,870	(13,383)	2,229,321	61,355,412
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Value Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT216_05_N01_(04/23)